SHARE OPTION SCHEME - Summary of Share Options Outstanding Under the Scheme (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Weighted average exercise price
At January 1 (in dollars per share) | $ / shares	$ 7.1370	$ 2.8970	$ 1.9353
Granted during the year (in dollars per share) | $ / shares	23.5300	19.4468	15.4774
Forfeited during the year (in dollars per share) | $ / shares	2.8336	4.2888	2.9987
Exercised during the year (in dollars per share) | $ / shares	5.0687	1.8032	1.3346
At December 31 (in dollars per share) | $ / shares	9.3287	7.1370	2.8970
Exercisable at December 31 (in dollars per share) | $ / shares	$ 4.5401	$ 2.8705	$ 1.4334
Number of options
At January 1 (in shares) | shares	9,180	9,529	14,241
Granted during the year (in shares) | shares	355	2,265	595
Forfeited during the year (in shares) | shares	(708)	(573)	(1,251)
Exercised during the year (in shares) | shares	(2,460)	(2,041)	(4,056)
At December 31 (in shares) | shares	6,367	9,180	9,529
Exercisable at December 31 (in shares) | shares	3,470	3,281	2,828